As filed with the Securities and Exchange Commission on April 11, 2012
Commission File Nos.  333-172873
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 8	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 251	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 30, 2012, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 8, is to designate a new effective date of the Post-Effective Amendment No. 7, which was filed on March 14, 2012 (Accession No. 0000927730-12-000093).  Parts A, B and C of Post-Effective Amendment No. 7 are unchanged and hereby incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 11th day of April, 2012.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*
/s/ Thomas J. Meyer	April 11, 2012
Michael A. Wells, President and
Chief Executive Officer

*
/s/ Thomas J. Meyer	April 11, 2012
James R. Sopha, Chief Operating Officer

*
/s/ Thomas J. Meyer	April 11, 2012
Clifford J. Jack, Executive Vice President,
Head of Retail & Chairman

*
/s/ Thomas J. Meyer	April 11, 2012
P. Chad Myers, Executive Vice President, and Chief Financial Officer

*
/s/ Thomas J. Meyer	April 11, 2012
Herbert G. May III, Chief Administrative Officer and Director

*
/s/ Thomas J. Meyer	April 11, 2012
Joseph M. Clark, Senior Vice President, Chief Information Officer and Director

/s/ Thomas J. Meyer	April 11, 2012
Thomas J. Meyer, Senior Vice President, General Counsel, Secretary and Director

*
/s/ Thomas J. Meyer	April 11, 2012
Laura L. Prieskorn, Senior Vice President and
Director

*
/s/ Thomas J. Meyer	April 11, 2012
John H. Brown, Vice President and Director

*
/s/ Thomas J. Meyer	April 11, 2012
Michael A. Costello, Vice President, Treasurer
and Director

*
/s/ Thomas J. Meyer	April 11, 2012
Julia A. Goatley, Vice President,
Assistant Secretary and Director

*
/s/ Thomas J. Meyer	April 11, 2012
Donald B. Henderson, Jr., Director
*
/s/ Thomas J. Meyer	April 11, 2012
David L. Porteous, Director

*
/s/ Thomas J. Meyer	April 11, 2012
Donald T. DeCarlo, Director

*
/s/ Thomas J. Meyer	April 11, 2012
Gary H. Torgow, Director

*
/s/ Thomas J. Meyer	April 11, 2012
John C. Colpean, Director

* Thomas J. Meyer, Senior Vice President,
General Counsel, Secretary and Attorney-in-Fact
pursuant to Power of Attorney effective
October 28, 2011

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721, and 333-177298), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 28 day of October, 2011.

MICHAEL A. WELLS
______________________________________________
Michael A. Wells, President and Chief Executive Officer

JAMES R. SOPHA
______________________________________________
James R. Sopha, Chief Operating Officer

CLIFFORD J. JACK
______________________________________________
Clifford J. Jack, Executive Vice President, Head of Retail
and Chairman

P. CHAD MYERS
______________________________________________
P. Chad Myers, Executive Vice President and Chief Financial Officer

HERBERT G. MAY III
______________________________________________
Herbert G. May III, Chief Administrative Office and Director

JOSEPH M. CLARK
______________________________________________
Joseph M. Clark, Senior Vice president, Chief
Information Officer and Director

THOMAS J. MEYER
______________________________________________
Thomas J. Meyer, Senior Vice President, General
Counsel, Secretary and Director

LAURA L. PRIESKORN
______________________________________________
Laura L. Prieskorn, Senior Vice President and Director

JOHN H. BROWN
______________________________________________
John H. Brown, Vice President and Director

MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello, Vice President, Treasurer and Director

JULIA A. GOATLEY
______________________________________________
Julia A. Goatley, Vice President, Assistant Secretary and Director

DONALD B. HENDERSON, JR.
______________________________________________
Donald B. Henderson, Jr., Director

DAVID L. PORTEOUS
______________________________________________
David L. Porteous, Director

DONALD T. DECARLO
______________________________________________
Donald T. DeCarlo, Director

GARY H. TORGOW
______________________________________________
Gary H. Torgow
Director

JOHN C. COLPEAN
______________________________________________
John C. Colpean
Director